COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets Pledged

(in millions of $)	June 30, 2023	December 31, 2022
Vessels, rigs and equipment, net	2,532	2,460
Investments in sales-type, direct financing leases and leaseback assets	111	119
Book value of consolidated assets pledged under ship mortgages	2,643	2,579

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	June 30, 2023	December 31, 2022
Vessels under finance lease, net	594	615
Total book value	594	615